ARK Funds
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                               September 11, 2000

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           RE:      ARK Funds (the "Trust")
                                    FILE NOS. 33-53690 AND 811-7310
                                    -------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the form of prospectus and statement of additional information dated September 1, 2000, that would have been filed under Rule 497(c) does not differ from the form of prospectus and statement of additional information contained in the most recent amendment to the Trust's registration statement on Form N-1A, Post-Effective Amendment No. 29, which was electronically filed under paragraph (b) of Rule 485 on August 31, 2000.

         If you have any questions regarding the foregoing, please call me at
(410) 545-2038.

                                                             Very truly yours,

                                                             /S/ THOMAS R. RUS

                                                             Thomas R. Rus